UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           -----------------------------------------------------
Address:   470 University Avenue
           Palo Alto, CA 94301
           -----------------------------------------------------

Form 13F File Number: 28-10266
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William L. Edwards
        -------------------------
Title:  President of Palo Investors, Manager
        -------------------------
Phone:  (650) 325-0772
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ William L. Edwards                 Palo Alto, CA                  5/14/2008
----------------------                 -------------                  ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           80
                                         -----------
Form 13F Information Table Value Total:   $1,335,053
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Aeterna Zentaris               COM              007975204      407   395000 SH       SOLE               395000      0    0
Akamai Technologies, Inc.      COM              00971T101     8987   319124 SH       SOLE               319124      0    0
Align Technology, Inc.         COM              016255101    13934  1254190 SH       SOLE              1254190      0    0
Allis-Chalmers Energy Inc.     COM              019645506    57580  4175517 SH       SOLE              4175517      0    0
Altus Pharmaceuticals Inc      COM              02216N105      384    84290 SH       SOLE                84290      0    0
AMAG Pharmaceuticals, Inc.     COM              00163u106    54102  1338177 SH       SOLE              1338177      0    0
Amazon.com, Inc.               COM              023135106      599     8400 SH       SOLE                 8400      0    0
Amicus Therapeutics, Inc.      COM              03152W109    19516  1823942 SH       SOLE              1823942      0    0
Anika Therapeutics, Inc.       COM              035255108      236    27815 SH       SOLE                27815      0    0
Apple Inc.                     COM              037833100      674     4700 SH       SOLE                 4700      0    0
Arbios Systems Inc.            COM              03875v107      138   461539 SH       SOLE               461539      0    0
Auxilium Pharmaceuticals, Inc. COM              05334D107    79416  2969931 SH       SOLE              2969931      0    0
Biomarin Pharmaceuticals, Inc  COM              09061G101      519    14685 SH       SOLE                14685      0    0
Biomimetic Therapeutics, Inc.  COM              09064X101     8323  1040316 SH       SOLE              1040316      0    0
Bioscrip Inc.                  COM              09069N108      768   113570 SH       SOLE               113570      0    0
BroadVision, Inc.              COM              111412607    17539 15384659 SH       SOLE             15384659      0    0
Cache, Inc                     COM              127150308    16287  1442600 SH       SOLE              1442600      0    0
Cadence Pharmaceuticals, Inc.  COM              12738T100      555    93355 SH       SOLE                93355      0    0
CalFrac Well Services Ltd.     COM              129584108     9372   430000 SH       SOLE               430000      0    0
Canadian Superior Energy Inc.  COM              136644101    33375 10801000 SH       SOLE             10801000      0    0
Centennial Bank Holdings, Inc. COM              151345303     9890  1574900 SH       SOLE              1574900      0    0
Ceragon Networks Ltd.          COM              M22013102    12498  1322500 SH       SOLE              1322500      0    0
Cisco Systems, Inc.            COM              17275R102    16282   675900 SH       SOLE               675900      0    0
CollaGenex Pharmaceutical,     COM              19419B100     1306    78810 SH       SOLE                78810      0    0
Inc.
Cyberonics, Inc.               COM              23251P102    39107  2697032 SH       SOLE              2697032      0    0
Cypress Bioscience Inc.        COM              232674507     3882   542164 SH       SOLE               542164      0    0
Digital River, Inc.            COM              25388B104    14887   480700 SH       SOLE               480700      0    0
Ember Resources Inc.           COM              29081X108     3214  2337500 SH       SOLE              2337500      0    0
ev3 Inc                        COM              26928A200    20741  2548040 SH       SOLE              2548040      0    0
Evergreen Solar, Inc.          COM              30033R108    11124  1200000 SH       SOLE              1200000      0    0
F5 Networks, Inc.              COM              315616102     2115   116400 SH       SOLE               116400      0    0
Frontier Oil Corporation       COM              35914P105    16356   600000 SH       SOLE               600000      0    0
Gastar Exploration Limited     COM              367299104    33109 25468100 SH       SOLE             25468100      0    0
Genomic Health, Inc.           COM              37244C101     2033   107620 SH       SOLE               107620      0    0
Genzyme Corporation            COM              372917104    24784   332498 SH       SOLE               332498      0    0
Gigamedia Limited              COM              Y2711Y104    16057  1029941 SH       SOLE              1029941      0    0
Helmerich Payne, Inc.          COM              423452101    17337   369900 SH       SOLE               369900      0    0
IDM Pharma Inc.                COM              449394105    16957  7372409 SH       SOLE              7372409      0    0
ImClone Systems Incorporated   COM              45245W109    36538   861345 SH       SOLE               861345      0    0
Limelight Networks, Inc.       COM              53261M104    18415  5683673 SH       SOLE              5683673      0    0
Martek Biosciences Corp        COM              572901106      550    18000 SH       SOLE                18000      0    0
Medicis Pharmaceutical Corp.   COM              584690309    12924   656350 SH       SOLE               656350      0    0
Medivation, Inc.               COM              58501n101    28742  2019829 SH       SOLE              2019829      0    0
Merck & Co., Inc               COM              589331107      388    10225 SH       SOLE                10225      0    0
Momenta Pharmaceuticals, Inc.  COM              60877T100    14511  1327658 SH       SOLE              1327658      0    0
NuVasive Inc.                  COM              670704105     4321   125215 SH       SOLE               125215      0    0
NVIDIA Corporation             COM              67066g104     1930    97500 SH       SOLE                97500      0    0
NxStage Medical, Inc.          COM              67072V103     6010  1391310 SH       SOLE              1391310      0    0
Oceaneering International      COM              675232102    17829   283000 SH       SOLE               283000      0    0
Oilexco Incorporated           COM              667909103     2619   200000 SH       SOLE               200000      0    0
Onyx Pharmaceuticals, Inc.     COM              683399109    68879  2372670 SH       SOLE              2372670      0    0
Oplink Communications          COM              68375Q403     2133   240500 SH       SOLE               240500      0    0
Peets Coffee & Tea, Inc        COM              705560100    39527  1681275 SH       SOLE              1681275      0    0
Petroquest Energy Inc.         COM              716748108    14704   848000 SH       SOLE               848000      0    0
Photomedex Inc                 COM              719358103     1832  1991330 SH       SOLE              1991330      0    0
Plains Exploration &           COM              726505100    33478   630000 SH       SOLE               630000      0    0
Production Company
Portfolio Recovery Associates, COM              73640Q105    25384   591845 SH       SOLE               591845      0    0
Inc.
Questcor Pharmaceuticals       COM              74835Y101     6687  1622987 SH       SOLE              1622987      0    0
Restoration Hardware, Inc.     COM              760981100    19465  4474800 SH       SOLE              4474800      0    0
Savient Pharmaceuticals, Inc.  COM              80517Q100   132166  6608298 SH       SOLE              6608298      0    0
Spreadtrum Communications      COM              849415203     1977   227200 SH       SOLE               227200      0    0
St. Jude Medical, Inc.         COM              790849103    15331   354960 SH       SOLE               354960      0    0
Sun Microsystems, Inc.         COM              866810203    15698  1010825 SH       SOLE              1010825      0    0
Superior Energy Services Inc   COM              868157108    12678   320000 SH       SOLE               320000      0    0
T-3 Energy Services, Inc.      COM              87306e107    14049   330100 SH       SOLE               330100      0    0
Tesco Corporation              COM              88157K101     5748   240000 SH       SOLE               240000      0    0
The9 Limited                   COM              88337K104    26249  1280450 SH       SOLE              1280450      0    0
Toreador Resources Corporation COM              891050106    14199  1825000 SH       SOLE              1825000      0    0
Transocean Inc.                COM              G90073100    16705   123554 SH       SOLE               123554      0    0
Triangle Petroleum Corporation COM              89600B102     6740  7247000 SH       SOLE              7247000      0    0
Unica Corporation              COM              904583101    12657  1861394 SH       SOLE              1861394      0    0
United Therapeutics Corp       COM              91307C102     9674   111575 SH       SOLE               111575      0    0
UTS Energy Corporation (UEYCF) COM              903396109    18589  3644600 SH       SOLE              3644600      0    0
Vanda Pharma                   COM              921659108     2091   540190 SH       SOLE               540190      0    0
Verasun Energy Corporation     COM              92336G106    13455  1830600 SH       SOLE              1830600      0    0
ViroPharma Incorporated        COM              928241108     8764   980311 SH       SOLE               980311      0    0
WebSense Inc.                  COM              947684106    29396  1567787 SH       SOLE              1567787      0    0
Western Alliance Bancorp       COM              957638109     6245   485600 SH       SOLE               485600      0    0
Whole Foods Market, Inc.       COM              966837106    14378   436100 SH       SOLE               436100      0    0
Xtreme Coil Drilling Corp.     COM              98417d102    17008  2325300 SH       SOLE              2325300      0    0
(XDC.CN)
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